Exhibit 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, 2012-A SERIES
Monthly Servicer's Statement
for the month ended June 30, 2012

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	45.95%
From	01-Jun-12	15-Jun-12	16-Jul-12	Floating Allocation Percentage at Month-End	84.71%
To	30-Jun-12	16-Jul-12
Days

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-A balances were:		Payment Date	Period	Period
		5/15/2015	11/1/2014	No
Notes	$1,000,000,000.00

Principal Amount of Debt	$1,000,000,000.00
Required Overcollateralization	$257,900,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	$1,257,900,000.00

Required Participation Amount	$1,257,900,000.00		Accumulation Account
Excess Receivables	$282,211,805.99		Beginning	$0.00

Total Collateral	$1,540,111,805.99		Additions	$0.00
			Ending Balance	$0.00
Collateral as Percent of Notes	154.01%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	31
	Total Pool		LIBOR	0.241750%
Beginning Gross Principal Pool Balance	$3,678,678,118.69		Applicable aprgin	0.470000%
Total Principal Collections	(1,421,371,112.49)			0.711750%
Investment in New Receivables	1,540,166,911.54
Receivables Added for Additional Accounts	-			Actual	Per $1000
Repurchases	-		Interest	$612,895.83	$0.61
Principal Default Amounts	-		Principal	$0.00	$0.00
Principal Reallocation	-		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period					$0.61
Less Net CMA Offset	(442,701,187.89)
Less Servicing Adjustment	(3,202,207.14)		Total Due Investors	$612,895.83	0.711750%
Ending Balance	$3,351,570,522.71		Servicing Fee	1,048,250.00
			Excess Cash Flow	$1,517,570.60
SAP for Next Period	45.95%

Average Receivable Balance	$3,291,601,621.81
Monthly Payment Rate	43.18%		Reserve Account

Interest Collections			Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:			Current Balance	7,500,000.00
			Deficit/(Excess)	$0.00
	NMOTR
	Total Pool
Total Interest Collections	$8,166,343.93
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$8,166,343.93